Business development, marketing, communications and government relations expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business development, marketing, communications and government relations expenses
Schedule of business development, marketing, communications and government relations expenses

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Salaries and benefits	$562	$353	$983	$864
Professional fees and contractors	333	41	565	67
Office, marketing, insurance, and travel	290	101	461	206
Software and information technology	24	4	50	9
Share-based compensation	196	214	275	427
Total	$1,405	$713	$2,334	$1,573

	Year ended December 31,
	2025	2024
Salaries and benefits	$1,459	$1,460
Professional fees and contractors	185	65
Office, insurance and travel	637	302
Software and information technology	16	43
Share-based compensation	1,205	820
Total	$3,502	$2,690